Note 12 - Related Party Transactions (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended	99 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended		24 Months Ended	99 Months Ended	0 Months Ended	12 Months Ended	39 Months Ended	1 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 30, 2013	Dec. 31, 2006	Sep. 30, 2012	Dec. 30, 2013	Jul. 31, 2012	Oct. 04, 2007	Dec. 31, 2013	Dec. 31, 2012	Oct. 04, 2007	Dec. 31, 2013	Mar. 14, 2013	Dec. 31, 2008	Dec. 31, 2008	Apr. 30, 2012
Note 12 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	11,305,567
Operating Leases, Rent Expense		$ 128,359	$ 128,359	$ 173,896		$ 166,398	$ 744,602
Stock Issued During Period, Value, New Issues					4,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		1,901,476
Series B Preferred Stock [Member] | Donna Bella International, Limited [Member]
Note 12 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Value, New Issues								1,000,000
Stellartech Research Corporation [Member]
Note 12 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)									300,000			300,000
Related Party Transaction, Amounts of Transaction		345,472	33,000							33,000	325,936		6,920,619
Chief Executive Officer [Member]
Note 12 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense															12,000	72,391
Employee-related Liabilities, Current														271,346
Monthly Severance Payment														25,000
Final Severance Payment														21,346
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in Shares)														5,278,330
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)														11,015,646
Dr. Palmer [Member]
Note 12 - Related Party Transactions (Details) [Line Items]
Payments for Legal Settlements																	1,000,000
Notes Payable, Related Parties																	150,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																	754,635
Maximum Value of Shares to be Issued if Closing of Equity Financing																	$ 150,000